Financial Instruments - Additional Information (Detail) - KRW (₩) ₩ in Millions	Dec. 31, 2023	Dec. 31, 2022
Disclosure of detailed information about financial instruments [line items]
Maximum exposure to credit risk related financial guarantees	₩ 32,584,380	₩ 32,048,519
Financial guarantees [member]
Disclosure of detailed information about financial instruments [line items]
Maximum exposure to credit risk related financial guarantees	₩ 3,939,463	₩ 3,982,288